Taxation - Summary of Movements of Deferred Income Tax Assets (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	¥ 105
Ending balance	123	¥ 105
Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	106	87
Credited to income statement	25	19	¥ 43
Recognized in equity			36
Business combination (Note 24)			8
Ending balance	131	106	87
Prepayment and Other Investments | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	6
Credited to income statement	33	6
Ending balance	39	6
Deferred Revenue | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	24	35
Credited to income statement	6	(11)	31
Business combination (Note 24)			4
Ending balance	30	24	35
Accruals | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	45	11
Credited to income statement	(5)	34	11
Ending balance	40	45	11
Deemed Distribution | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	25	36
Credited to income statement	(6)	(11)
Recognized in equity			36
Ending balance	19	25	36
Others | Deferred Tax Assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Beginning balance	6	5
Credited to income statement	(3)	1	1
Business combination (Note 24)			4
Ending balance	¥ 3	¥ 6	¥ 5